SHARE BASED COMPENSATION - Outstanding share options (Details)	12 Months Ended
	Dec. 31, 2023 Options $ / shares	Dec. 31, 2022 Options $ / shares
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	1,777,438	2,118,395
Weighted Average Remaining Contractual Life (Years) - outstanding	4 years	5 years
Weighted Average Exercise Price / Share - outstanding	$ 8.43	$ 8.23
Number of options exercisable (in shares) | Options	1,511,533	1,490,643
Weighted Average Exercise Price / Share - exercisable	$ 8.40	$ 7.68
2.30 - 5.00
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	198,200	246,450
Weighted Average Remaining Contractual Life (Years) - outstanding	1 year	2 years
Weighted Average Exercise Price / Share - outstanding	$ 3.23	$ 3.05
Number of options exercisable (in shares) | Options	198,200	233,218
Weighted Average Exercise Price / Share - exercisable	$ 3.23	$ 3.05
5.01 - 5.60
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options		200,000
Weighted Average Remaining Contractual Life (Years) - outstanding		1 year
Weighted Average Exercise Price / Share - outstanding		$ 5.60
Number of options exercisable (in shares) | Options		200,000
Weighted Average Exercise Price / Share - exercisable		$ 5.60
5.61 - 8.62
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options		1,116,655
Weighted Average Remaining Contractual Life (Years) - outstanding		5 years
Weighted Average Exercise Price / Share - outstanding		$ 7.76
Number of options exercisable (in shares) | Options		792,677
Weighted Average Exercise Price / Share - exercisable		$ 7.92
5.01 - 8.62
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	1,118,018
Weighted Average Remaining Contractual Life (Years) - outstanding	4 years
Weighted Average Exercise Price / Share - outstanding	$ 7.76
Number of options exercisable (in shares) | Options	938,491
Weighted Average Exercise Price / Share - exercisable	$ 7.90
8.63 - 33.30
SHARE BASED COMPENSATION
Number of options outstanding (in shares) | Options	461,220	555,290
Weighted Average Remaining Contractual Life (Years) - outstanding	7 years	7 years
Weighted Average Exercise Price / Share - outstanding	$ 12.28	$ 12.43
Number of options exercisable (in shares) | Options	374,842	264,748
Weighted Average Exercise Price / Share - exercisable	$ 12.39	$ 12.63
Minimum | 2.30 - 5.00
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	2.30	2.30
Minimum | 5.01 - 5.60
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)		5.01
Minimum | 5.61 - 8.62
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	5.01	5.61
Minimum | 8.63 - 33.30
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	8.63	8.63
Maximum | 2.30 - 5.00
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	5.00	5.00
Maximum | 5.01 - 5.60
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)		5.60
Maximum | 5.61 - 8.62
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	8.62	8.62
Maximum | 8.63 - 33.30
SHARE BASED COMPENSATION
Exercise prices (in dollars per share)	$ 33.30	$ 33.30